SHARE BASED AND OTHER COMPENSATION (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock [Member]
Number of Shares, Outstanding at January 1, 2017	1,068,305	0
Number of Shares, Granted	223,750	1,780,052
Number of Shares, Vested and issued	(174,250)	(711,747)
Number of Shares, Forfeited	(1,136)	0
Number of Shares, Outstanding at March 31, 2017	1,116,669	1,068,305	0
Weighted Average Grant Date Price, Outstanding at January 1, 2016	$ 1.55	$ 0
Weighted Average Grant Date Price, Granted	3.76	1.54
Weighted Average Grant Date Price, Vested and issued	(3.90)	(1.75)
Weighted Average Grant Date Price, Forfeited	(2.93)	0
Weighted Average Grant Date Price, Outstanding at March 31, 2017	$ 2.95	$ 1.55	$ 0
Restricted Stock Units (RSUs) [Member]
Number of Shares, Outstanding at January 1, 2017	149,584	186,900	163,067
Number of Shares, Granted		0	114,501
Number of Shares, Vested and issued	(139,585)	(10,834)	(77,835)
Number of Shares, Forfeited		(26,482)	(12,833)
Number of Shares, Outstanding at March 31, 2017	9,999	149,584	186,900
Weighted Average Grant Date Price, Outstanding at January 1, 2016	$ 10.56	$ 12.29	$ 24.40
Weighted Average Grant Date Price, Granted		0	9.00
Weighted Average Grant Date Price, Vested and issued	16.62	(18.75)	6.60
Weighted Average Grant Date Price, Forfeited	$ 16.50	(16.15)	22.70
Weighted Average Grant Date Price, Outstanding at March 31, 2017		$ 10.56	$ 12.29